Financial risk management - Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Securities measured at amortized cost
Other financial assets		₩ 23,116,960	₩ 26,880,554
Deposit liabilities
Deposit liabilities		422,781,045	381,512,664
Borrowing debts:
Borrowings		49,920,373	56,901,352
Debts:
Investment contract liabilities		1,165,022	1,572,685
Other financial liabilities		39,472,400	47,328,051
Financial liabilities at amortized cost, Total	[1]	1,165,022	1,572,685
Fair value
Assets:
Deposits measured at amortized cost		38,159,135	32,338,446
Loans at amortized cost:
Loans measured at amortized cost		452,724,752	414,024,035
Securities measured at amortized cost
Government bonds		21,625,666	22,182,130
Financial institution bonds		3,828,599	5,906,724
Corporation bonds		7,694,086	6,879,983
Securities at amortized cost		33,148,351	34,968,837
Other financial assets		23,469,322	27,175,002
Financial assets at amortized cost, Total		547,501,560	508,506,320
Deposit liabilities
Demand deposits		160,031,759	151,177,041
Time deposits		236,878,216	202,405,752
Certificate of deposit		10,481,318	12,114,566
Issued bill deposit		7,624,245	7,614,012
CMA Deposits		4,451,561	4,950,392
Others		3,735,726	3,604,031
Deposit liabilities		423,202,825	381,865,794
Borrowing debts:
Call-money		1,197,823	2,195,849
Bills sold		8,831	11,208
Bonds sold under repurchase agreements		11,542,956	17,312,576
Borrowings		37,236,104	37,322,235
Borrowings debts		49,985,714	56,841,868
Debts:
Borrowings in won		75,610,971	68,189,097
Borrowings in foreign currency		18,759,433	13,143,721
Debt		94,370,404	81,332,818
Investment contract liabilities		1,165,022	1,572,685
Other financial liabilities		39,429,575	47,295,828
Financial liabilities at amortized cost, Total		608,153,540	568,908,993
Carrying value
Assets:
Deposits measured at amortized cost		38,228,750	32,455,701
Loans at amortized cost:
Loans measured at amortized cost		449,295,238	411,739,562
Securities measured at amortized cost
Government bonds		21,808,057	22,787,609
Financial institution bonds		3,787,661	5,864,626
Corporation bonds		7,720,281	7,034,252
Securities at amortized cost		33,315,999	35,686,487
Other financial assets		23,116,960	26,880,554
Financial assets at amortized cost, Total		543,956,947	506,762,304
Deposit liabilities
Demand deposits		160,031,759	151,177,041
Time deposits		236,527,490	202,106,686
Certificate of deposit		10,409,701	12,059,730
Issued bill deposit		7,624,787	7,614,701
CMA Deposits		4,451,561	4,950,392
Others		3,735,747	3,604,114
Deposit liabilities		422,781,045	381,512,664
Borrowing debts:
Call-money		1,197,823	2,195,849
Bills sold		8,872	11,252
Bonds sold under repurchase agreements		11,542,956	17,312,576
Borrowings		37,170,722	37,381,675
Borrowings debts		49,920,373	56,901,352
Debts:
Borrowings in won		75,106,885	68,382,242
Borrowings in foreign currency		18,658,969	13,179,483
Debt		93,765,854	81,561,725
Investment contract liabilities		1,165,022	1,572,685
Other financial liabilities		39,472,400	47,328,051
Financial liabilities at amortized cost, Total		607,104,694	568,876,477
Level 1
Assets:
Deposits measured at amortized cost		537,760	554,703
Securities measured at amortized cost
Government bonds		11,292,066	10,727,244
Financial institution bonds		331,421	2,005,877
Securities at amortized cost		11,623,487	12,733,121
Financial assets at amortized cost, Total		12,161,247	13,287,824
Level 2
Assets:
Deposits measured at amortized cost		37,621,375	31,783,743
Loans at amortized cost:
Loans measured at amortized cost		965,455	1,633,949
Securities measured at amortized cost
Government bonds		10,333,600	11,454,886
Financial institution bonds		3,497,178	3,900,847
Corporation bonds		7,694,086	6,879,983
Securities at amortized cost		21,524,864	22,235,716
Other financial assets		13,474,763	16,393,625
Financial assets at amortized cost, Total		73,586,457	72,047,033
Deposit liabilities
Demand deposits		160,031,759	151,177,041
CMA Deposits		4,451,561	4,950,392
Others		3,694,921	3,565,491
Deposit liabilities		168,178,241	159,692,924
Borrowing debts:
Call-money		1,197,823	2,195,849
Borrowings		19,922	221,256
Borrowings debts		1,217,745	2,417,105
Debts:
Borrowings in won		43,460,315	36,388,349
Borrowings in foreign currency		12,899,498	10,456,332
Debt		56,359,813	46,844,681
Other financial liabilities		10,428,026	20,658,155
Financial liabilities at amortized cost, Total		236,183,825	229,612,865
Level 3
Loans at amortized cost:
Loans measured at amortized cost		451,759,297	412,390,086
Securities measured at amortized cost
Other financial assets		9,994,559	10,781,377
Financial assets at amortized cost, Total		461,753,856	423,171,463
Deposit liabilities
Time deposits		236,878,216	202,405,752
Certificate of deposit		10,481,318	12,114,566
Issued bill deposit		7,624,245	7,614,012
Others		40,805	38,540
Deposit liabilities		255,024,584	222,172,870
Borrowing debts:
Bills sold		8,831	11,208
Bonds sold under repurchase agreements		11,542,956	17,312,576
Borrowings		37,216,182	37,100,979
Borrowings debts		48,767,969	54,424,763
Debts:
Borrowings in won		32,150,656	31,800,748
Borrowings in foreign currency		5,859,935	2,687,389
Debt		38,010,591	34,488,137
Investment contract liabilities		1,165,022	1,572,685
Other financial liabilities		29,001,549	26,637,673
Financial liabilities at amortized cost, Total		₩ 371,969,715	₩ 339,296,128

[1]	This is retirement pension policyholder reserve.